Condensed Interim Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 66.8	$ 46.2
Accumulated Amortization Deferred Dry Dock Expenditure	6.8	5.1
Accumulated Depreciation Other Non Current Assets	$ 0.3	$ 0.2